INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES
7. INVESTMENTS IN AFFILIATES
Investments in unconsolidated affiliates accounted for under the equity method consisted of the following:

		As of December 31,
	Ownership	2021	2020
Nikola Iveco Europe GmbH	50%	$4,083	$8,420
Wabash Valley Resources LLC	20%	57,695	—

		$61,778	$8,420

Nikola Iveco Europe GmbH
The Company and Iveco are parties to a series of agreements which established a joint venture in Europe, Nikola Iveco Europe GmbH. The operations of the joint venture are located in Ulm, Germany, and consist of manufacturing the BEV and FCEV Class 8 trucks for the European market, as well as for the North American market while the Company’s greenfield manufacturing facility in Coolidge, Arizona, is being completed.
The agreements provide for a 50/50 ownership of the joint venture and a 50/50 allocation of the joint venture’s production volumes and profits between Nikola and Iveco. Both parties are entitled to appoint an equal number of members to the shareholders’ committee of the joint venture. Pursuant to the terms of the agreements, the Company and Iveco each contributed intellectual property licenses to their respective technology. During 2020, the Company contributed $8.8 million for a 50% interest in the joint venture, in accordance with the amended contribution agreement. The intellectual property licenses contributed to the joint venture by Nikola are related to intellectual property related to Nikola-developed BEV and FCEV technology for the use in the European market. Iveco contributed to the joint venture a license for the
S-WAY
technology for use in the European market.
Nikola Iveco Europe GmbH is considered a VIE due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
As of December 31, 2021, the Company’s maximum exposure to loss was $16.0 million, which represents the book value of the Company’s equity interest and guaranteed debt obligations of $11.9 million.
Wabash Valley Resources LLC
On June 22, 2021, the Company entered into a MIPA with WVR and the Sellers, pursuant to which, the Company purchased a 20% equity interest in WVR in exchange for $25.0 million in cash and 1,682,367 shares of the Company’s common stock. WVR is developing a clean hydrogen project in West Terre Haute, Indiana, including a hydrogen production facility. The common stock consideration was calculated based on the
30-day
average closing stock price of the Company, or $14.86 per share, and the Company issued 1,682,367 shares of its common stock. As of the WVR Closing Date, the fair value of the stock consideration and Put Right was $32.4 million, based upon the closing price of the Company’s common stock as of the WVR Closing date and fair value of the embedded Put Right (see Note 2,
Summary of Significant Accounting Policies
).
The Company’s interest in WVR is accounted for under the equity method and is included in investment in affiliates on the consolidated balance sheets. As of the WVR Closing Date, the fair value of the Company’s investment in WVR was approximately $57.4 million, which consists of the Company’s cash, common stock consideration, and the Put Right. The common stock consideration subject to the Put Right was classified as temporary equity on the consolidated balance sheets for $13.2 million which includes the fair value of the embedded Put Right of $3.2 million. Subsequently, the Put Right was removed and replaced with the Price Differential. See Note 2,
Summary of Significant Accounting Policies
, for further details.
Refer below for a reconciliation of the fair value of the Company’s initial investment in WVR:

Initial investment in WVR
Common stock issued for investment in affiliates including common stock subject to Put Right	$29,139
Cash consideration for investment in affiliates	25,000

Fair value of cash and common stock consideration for WVR	54,139
Fair value of embedded Put Right	3,237

Total investment in affiliates	$57,376

Included in the initial carrying value was a basis difference of $55.5 million due to the difference between the cost of the investment and the Company’s proportionate share of WVR’s net assets. The basis difference is primarily comprised of property, plant, and equipment and intangible assets.